LEASES - Narrative (Details) - USD ($)		1 Months Ended	6 Months Ended
	Jan. 01, 2024	Feb. 29, 2024	Jun. 30, 2024	Dec. 31, 2023	Apr. 30, 2020
LEASES
Term of lease		3 years		12 months	63 months
Annual rent escalation (in percent)		3.00%
Lease renewal term		3 years			5 years
Fixed rent payment	$ 1,100
Operating segments			$ 203,227